Consolidated Statement of Shareholders' Equity (Unaudited) (Parenthetical)	12 Months Ended
Dec. 31, 2018 USD ($)
Consolidated Statement of Shareholders' Equity (Unaudited) [Abstract]
Reclassification from prior period losses into other comprehensive loss due to adoption of new accounting guidance, deferred tax	$ 100,000